Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended	1 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member] Secured Debt [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member] Shareholders' Equity [Member]	Dec. 31, 2012 FPSO unit Sevan Hummingbird [Member]	Nov. 30, 2011 FPSO unit Sevan Hummingbird [Member]	Dec. 31, 2012 FPSO unit Sevan Piranema [Member]	Dec. 31, 2012 Sevan Marine ASA [Member]	Dec. 31, 2011 Sevan Marine ASA [Member]	Nov. 30, 2011 Sevan Marine ASA [Member]	Dec. 31, 2012 Voyageur Spirit [Member] Subsequent Event [Member]	Nov. 30, 2011 Voyageur Spirit [Member] Minimum [Member]	Nov. 30, 2011 Voyageur Spirit [Member] Maximum [Member]	Nov. 30, 2011 Voyageur Spirit [Member] Capital Addition Purchase Commitments [Member]	Dec. 31, 2011 FPSO Segment [Member]	Nov. 30, 2012 Teekay Offshore [Member]	Nov. 30, 2011 Teekay Offshore [Member] FPSO unit Sevan Piranema [Member]	Feb. 28, 2012 Teekay LNG [Member] Carriers	Feb. 28, 2012 Teekay LNG [Member] Teekay LNG-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG [Member] Teekay LNG-Marubeni Joint Venture [Member] Secured Debt [Member]	Feb. 28, 2012 Teekay LNG [Member] Teekay LNG-Marubeni Joint Venture [Member] Shareholders' Equity [Member]
Business Acquisition [Line Items]
Acquisition cost					$ 1,300,000,000				$ 184,000,000				$ 25,000,000				$ 94,000,000			$ 164,000,000
Assume existing credit facility																	230,000,000
Outstanding balance of credit facility																	220,500,000
Purchase price of acquisition															140,000,000	150,000,000			55,000,000
Extension option of contract								Includes five three-month extension options		Up to 11 one-year extension options
Extension option period														5 years					10 years
Bargain purchase gain		68,535,000																68,535,000
REVENUES																		14,500,000
Income from acquisition, including bargain purchase gain																		68,400,000
Acquisition-related expenses																		1,100,000
Percentage of ownership in LNG carriers				52.00%	100.00%						43.00%	40.00%	40.00%									52.00%
Number of vessels																					6
Financed amount						1,060,000,000	266,000,000
Percentage of secured debt guaranteed by the Partnership																							52.00%
Restricted cash deposits relating to certain term loans	494,429,000	495,784,000																					30,000,000
Financed amount through equity contributions																								138,200,000
Additional share of legal and financing costs	$ 183,554,000	$ 38,496,000	$ 45,480,000																			$ 5,800,000